NET INCOME/(LOSS) PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss)	¥ 1,032,984	$ 162,098	¥ (692,748)	¥ 1,155,611
Denominator:
Weighted average number of ordinary shares outstanding, basic	169,029,826	169,029,826	180,301,898	185,219,586
Plus incremental weighted average ordinary shares from assumed vesting of RSUs using the treasury stock method(i)	1,560,377	1,560,377		1,315,878
Weighted average number of ordinary shares outstanding, diluted	170,590,203	170,590,203	180,301,898	186,535,464
Basic net income/(loss) per share | (per share)	¥ 6.1113	$ 0.9590	¥ (3.8422)	¥ 6.2391
Diluted net income/(loss) per share | (per share)	¥ 6.0554	$ 0.9502	¥ (3.8422)	¥ 6.1951
RSUs
Denominator:
Securities excluded from the computation of diluted net income/(loss) per share	0	0	592,249	0